Cash and Cash Equivalents - Schedule Representing Cash and Cash Equivalents (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Cash and bank balances	£ 2,069	£ 1,967
Cash equivalents	533	1,324
Cash and cash equivalents	£ 2,602	£ 3,291